Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				€ (390)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		€ 483		(1,665)
IFRS 16 [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities	[1]			1,059
Increase (decrease) through other changes, liabilities arising from financing activities	[1]			1,059
Long-term borrowings including current portion of long-term borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		6,857	[2]	5,355	[1],[2]	€ 4,657	[1]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		767	[2]	86	[1]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(180)	[2]	37	[1]
Increase (decrease) through other changes, liabilities arising from financing activities		916	[2]	575	[1]
USD Bond [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		1,210		1,328
EUR Bond [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		3,229		2,234
Bank borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		205		206		211
Increase (decrease) through financing cash flows, liabilities arising from financing activities				(5)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(2)
Other long-term debt [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		16		17		18
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1)		(1)
Increase (decrease) through other changes, liabilities arising from financing activities		1
Lease liabilities [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		1,216		322		330
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(223)		(152)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(61)		12
Increase (decrease) through other changes, liabilities arising from financing activities		119		132
Lease liabilities [member] | IFRS 16 [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				1,381
Forward contracts long term [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		982	[3]	188	[4]	807	[4]
Increase (decrease) through other changes, liabilities arising from financing activities		793	[3]	(618)	[4]
Short-term borrowings [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		76	[2]	92	[1],[2]	164	[1]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		16	[2]	23	[1]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(32)	[2]	(7)	[1]
Increase (decrease) through other changes, liabilities arising from financing activities	[1]			(88)
Short-term bank borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		76		92		76
Increase (decrease) through financing cash flows, liabilities arising from financing activities		15		23
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(32)		(7)
Forward contracts short term [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		1				88	[4]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		1
Increase (decrease) through other changes, liabilities arising from financing activities	[4]			(88)
Equity [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		(1,181)		(390)		(1,293)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(300)		(1,774)
Increase (decrease) through other changes, liabilities arising from financing activities		(491)		2,677
Dividend payable [Member]
Cash flow statement supplementary information [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(2)		(456)
Increase (decrease) through other changes, liabilities arising from financing activities		2		456
Forward contracts equity [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		(982)	[3]	(188)	[4]	(894)	[4]
Increase (decrease) through other changes, liabilities arising from financing activities		(793)	[3]	706	[4]
Treasury shares [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		(199)		(201)		(399)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(298)		(1,318)
Increase (decrease) through other changes, liabilities arising from financing activities		299		1,516
US Dollar [Member] | Bonds [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				1,328		1,303
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(117)		25
Euro [Member] | Bonds [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				2,234		€ 1,988
Increase (decrease) through financing cash flows, liabilities arising from financing activities		991		244
Increase (decrease) through other changes, liabilities arising from financing activities		€ 3		€ 2

[1]	In the 2019 opening balance sheet, EUR 803 million of lease liabilities were recognized due to the implementation of IFRS 16.
[2]	Long-term debt includes the current portion of long-term debt, and short-term debt excludes the current portion of long-term debt.
[3]	The forward contracts are related to the share buyback program and LTI plans
[4]	The forward contracts are related to the share buyback program and LTI plans